Share-based Payments - Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2020 shares ¥ / shares	Mar. 31, 2019 shares ¥ / shares	Mar. 31, 2018 shares ¥ / shares
Number of options
As of beginning of the year (in shares) | shares	3,389,200	3,403,800	4,020,900
Exercised (in shares) | shares	(18,000)	(14,600)	(617,100)
As of end of the year (in shares) | shares	3,371,200	3,389,200	3,403,800
Weighted average exercise price
As of beginning of the year | ¥ / shares	¥ 4,055	¥ 4,054	¥ 4,026
Exercised | ¥ / shares	2,266	3,721	3,876
As of end of the year | ¥ / shares	¥ 4,065	¥ 4,055	¥ 4,054